UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Venesprie Capital, LLC

Address:  101 Park Avenue
          20th Floor
          New York, NY 10178


13F File Number: 028-13289

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Quincy Fennebresque
Title:  Managing Member
Phone:  (212) 231-8755


Signature, Place and Date of Signing:

/s/ Quincy Fennebresque            New York, NY             August 13, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   44

Form 13F Information Table Value Total:  $90,072
                                         (thousands)


List of Other Included Managers:

1.       028-13291                Venesprie Capital Partners QP, LP


                                                FORM 13F INFORMATION TABLE
                                                       June 30, 2010

COLUMN 1                     COLUMN  2         COLUMN 3     COLUMN 4     COLUMN 5       COLUMN 6    COLUMN 7         COLUMN 8

                             TITLE OF                       VALUE    SHRS OR  SH/ PUT/  INVESTMENT  OTHER         VOTING AUTHORITY
NAME OF ISSUER               CLASS             CUSIP       (X$1000)  PRN AMT  PRN CALL  DISCRETION  MANAGERS  SOLE      SHARED  NONE
APPLE INC                    COM               037833100    2,085     8,289   SH       DEFINED        1                  8,289
APPLE INC                    COM               037833100      984     3,911   SH       SOLE           NONE    3,911
AUTODESK INC                 COM               052769106    1,167    47,903   SH       DEFINED        1                 47,903
AUTODESK INC                 COM               052769106      550    22,597   SH       SOLE           NONE   22,597
BANK OF AMERICA CORPORATION  *W EXP 01/16/201  060505146      626    81,805   SH       DEFINED        1                 81,805
BANK OF AMERICA CORPORATION  *W EXP 01/16/201  060505146      295    38,601   SH       SOLE           NONE   38,601
BANK OF AMERICA CORPORATION  *W EXP 10/28/201  060505153      643   223,877   SH       DEFINED        1                223,877
BANK OF AMERICA CORPORATION  *W EXP 10/28/201  060505153      303   105,623   SH       SOLE           NONE  105,623
DIRECTV                      COM CL A          25490A101    4,669   137,661   SH       DEFINED        1                137,661
DIRECTV                      COM CL A          25490A101    2,203    64,939   SH       SOLE           NONE   64,939
EXPRESS SCRIPTS INC          COM               302182100    3,923    83,439   SH       DEFINED        1                 83,439
EXPRESS SCRIPTS INC          COM               302182100    1,851    39,361   SH       SOLE           NONE   39,361
JPMORGAN CHASE & CO          *W EXP 10/28/201  46634E114    1,432   113,329   SH       DEFINED        1                113,329
JPMORGAN CHASE & CO          *W EXP 10/28/201  46634E114      676    53,471   SH       SOLE           NONE   53,471
LIBERTY GLOBAL INC           COM SER A         530555101    3,903   150,158   SH       DEFINED        1                150,158
LIBERTY GLOBAL INC           COM SER A         530555101    1,841    70,842   SH       SOLE           NONE   70,842
LIBERTY GLOBAL INC           COM SER A         530555101    4,242   163,200   SH  CALL DEFINED        1                163,200
LIBERTY GLOBAL INC           COM SER A         530555101    1,996    76,800   SH  CALL SOLE           NONE   76,800
LINCARE HLDGS INC            COM               532791100    1,955    60,131   SH       DEFINED        1                 60,131
LINCARE HLDGS INC            COM               532791100      922    28,368   SH       SOLE           NONE   28,368
LOCKHEED MARTIN CORP         COM               539830109    3,867    51,912   SH       DEFINED        1                 51,912
LOCKHEED MARTIN CORP         COM               539830109    1,824    24,488   SH       SOLE           NONE   24,488
MADISON SQUARE GARDEN INC    CL A              55826P100    1,541    78,340   SH       DEFINED        1                 78,340
MADISON SQUARE GARDEN INC    CL A              55826P100      727    36,955   SH       SOLE           NONE   36,955
MASTERCARD INC               CL A              57636Q104    2,359    11,822   SH       DEFINED        1                 11,822
MASTERCARD INC               CL A              57636Q104    1,113     5,578   SH       SOLE           NONE    5,578
MEDNAX INC                   COM               58502B106    2,116    38,049   SH       DEFINED        1                 38,049
MEDNAX INC                   COM               58502B106      998    17,951   SH       SOLE           NONE   17,951
PALM INC NEW                 COM               696643105    2,513   441,700   SH  PUT  DEFINED        1                441,700
PALM INC NEW                 COM               696643105    1,185   208,300   SH  PUT  SOLE           NONE  208,300
POPULAR INC                  COM               733174106    5,091 1,899,521   SH       DEFINED        1              1,899,521
POPULAR INC                  COM               733174106    2,402   896,179   SH       SOLE           NONE  896,179
POPULAR INC                  COM               733174106    2,623   978,900   SH  CALL DEFINED        1                978,900
POPULAR INC                  COM               733174106    1,238   461,800   SH  CALL SOLE           NONE  461,800
PRICELINE COM INC            COM NEW           741503403    3,837    21,732   SH       DEFINED        1                 21,732
PRICELINE COM INC            COM NEW           741503403    1,810    10,255   SH       SOLE           NONE   10,255
SEI INVESTMENTS CO           COM               784117103    2,486   122,100   SH       DEFINED        1                122,100
SEI INVESTMENTS CO           COM               784117103    1,173    57,600   SH       SOLE           NONE   57,600
TIME WARNER CABLE INC        COM               88732J207    5,297   101,711   SH       DEFINED        1                101,711
TIME WARNER CABLE INC        COM               88732J207    2,497    47,936   SH       SOLE           NONE   47,936
VISA INC                     COM CL A          92826C839    2,503    35,383   SH       DEFINED        1                 35,383
VISA INC                     COM CL A          92826C839    1,181    16,693   SH       SOLE           NONE   16,693
WYNDHAM WORLDWIDE CORP       COM               98310W108    2,326   115,506   SH       DEFINED        1                115,506
WYNDHAM WORLDWIDE CORP       COM               98310W108    1,098    54,494   SH       SOLE           NONE   54,494








SK 26244 0001 1121867